Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	567,924,077.31	30,119
Yield Supplement Overcollateralization Amount 11/30/24	50,748,660.79	0
Receivables Balance 11/30/24	618,672,738.10	30,119
Principal Payments	25,122,333.05	1,358
Defaulted Receivables	1,234,424.91	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/24	47,788,508.56	0
Pool Balance at 12/31/24	544,527,471.58	28,714

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.91%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	9,217,893.66	381
Past Due 61-90 days	3,170,323.53	133
Past Due 91-120 days	765,302.47	32
Past Due 121+ days	0.00	0
Total	13,153,519.66	546

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	737,973.23
Aggregate Net Losses/(Gains) - December 2024	496,451.68
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.96%
Prior Net Losses/(Gains) Ratio	0.51%
Second Prior Net Losses/(Gains) Ratio	0.84%
Third Prior Net Losses/(Gains) Ratio	1.10%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.54%

Overcollateralization Target Amount	6,262,065.92
Actual Overcollateralization	6,262,065.92
Weighted Average Contract Rate	6.04%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	45.65

Flow of Funds	$ Amount
Collections	28,971,080.62
Investment Earnings on Cash Accounts	13,295.96
Servicing Fee	(515,560.62)
Transfer to Collection Account	-
Available Funds	28,468,815.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,217,872.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,215,478.84
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,262,065.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,912,179.51

Total Distributions of Available Funds	28,468,815.96

Servicing Fee	515,560.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 12/16/24	561,392,950.42
Principal Paid	23,127,544.76
Note Balance @ 01/15/25	538,265,405.66

Class A-1
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2a
Note Balance @ 12/16/24	67,389,649.86
Principal Paid	13,642,479.80
Note Balance @ 01/15/25	53,747,170.06
Note Factor @ 01/15/25	24.2650881%

Class A-2b
Note Balance @ 12/16/24	46,853,300.56
Principal Paid	9,485,064.96
Note Balance @ 01/15/25	37,368,235.60
Note Factor @ 01/15/25	24.2650881%

Class A-3
Note Balance @ 12/16/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	316,300,000.00
Note Factor @ 01/15/25	100.0000000%

Class A-4
Note Balance @ 12/16/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	84,000,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	31,200,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	15,650,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,429,091.69
Total Principal Paid	23,127,544.76
Total Paid	25,556,636.45

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	312,800.29
Principal Paid	13,642,479.80
Total Paid to A-2a Holders	13,955,280.09

Class A-2b
SOFR Rate	4.59757%
Coupon	5.00757%
Interest Paid	195,517.65
Principal Paid	9,485,064.96
Total Paid to A-2b Holders	9,680,582.61

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3384758
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.2647844
Total Distribution Amount	24.6032602

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.4121909
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	61.5913309
Total A-2a Distribution Amount	63.0035218

A-2b Interest Distribution Amount	1.2695951
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	61.5913309
Total A-2b Distribution Amount	62.8609260

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	52.56
Noteholders' Third Priority Principal Distributable Amount	676.68
Noteholders' Principal Distributable Amount	270.76

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	2,603,351.22
Investment Earnings	9,695.80
Investment Earnings Paid	(9,695.80)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,325,461.49	5,145,110.27	9,473,294.79
Number of Extensions	159	185	336
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.80%	1.41%